Key Management Personnel Compensation (Details) - Schedule of key management personnel compensation - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key Management Personnel Compensation
Short-term employee benefits	$ 636,673	$ 450,002	$ 867,054
Other short-term benefits, including consulting services by KMP and their related entities		1,603,747
Post-employment benefits	44,489	27,869	29,213
Long-term benefits	15,168	8,220	3,610
Share-based payment expenses to KMP and their related entities	94,890	2,116,012	73,088
Total Key Management Personnel Compensation	$ 791,220	$ 4,205,850	$ 972,965